Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions

Note 22 : Related party transactions

Other than compensation to directors and stock options available to the directors and disposal of long-term investment to associate Blue Sky for a total consideration of approximately US$148,000 with nil gain or loss on disposal during the year ended December 31, 2020, there were no transactions with other related parties in the years 2022, 2021 and 2020.

ZHEJIANG TIANLAN
Related party transactions
20.	Related party transaction

There was no engineering service income from an investment in 2022 (2021: RMB273,000) and there was remuneration to key management personnel of approximately RMB1,083,000 (2021: RMB 1,209,000).